Restructuring	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
In 2007, we acquired InfoSpace Mobile. As a result of the subsequent integration activities, we elected to move our corporate headquarters from Durham, North Carolina to Bellevue, Washington and eliminate redundant functions and positions. We incurred expenses to relocate certain employees and the functions of headquarters to the Bellevue location. During 2009, we incurred restructuring charges related to the relocation of our corporate headquarters and the closure of our office in the United Kingdom. The year ended December 31, 2010 includes $407 of restructuring charges related to a loss on the sale of the Chief Executive Officer's home due to the relocation of our headquarters. See Note 16-Related Party Transactions for additional information regarding the purchase of the home in 2008.

During 2011, in anticipation of the synergies associated with our acquisition of Adenyo, completed on April 14, 2011, we initiated a restructuring plan in Europe in February 2011 which resulted in a reduction in workforce. Additionally, in the third quarter of 2011, we terminated employment of the chief executive officer, chief financial officer, chief development officer and general counsel. As a result of these restructuring plans, we incurred $4,957 of restructuring charges primarily related to voluntary and involuntary termination benefits and stock-based compensation charges related to the acceleration of equity awards given to employees that were terminated. These restructuring charges include $873 of involuntary termination benefits that have been committed to but not yet paid and are included in Accrued compensation on the Consolidated Balance Sheets. We expect to pay these benefits by September 30, 2012.

The following table summarizes the liabilities related to restructuring costs which are included in accrued expense on the consolidated balance sheets:

	Involuntary Termination Benefits	Office Relocation Costs	Other Costs, Primary Lease Obligations	Total
Balance of of December 31, 2008	$230	$—	$—	230
Restructuring charges	674	43	1,271	1,988
Utilization	(735)	(43)	(871)	(1,649)
Balance of of December 31, 2009	169	—	400	569
Restructuring charges	—	407	—	407
Utilization	(113)	(407)	(174)	(694)
Balance of of December 31, 2010	56	—	226	282
Restructuring charges	5,153	—	(196)	4,957
Utilization	(4,336)	—	(30)	(4,366)
Balance of of December 31, 2011	$873	$—	$—	$873